Fair Value Measurements - Changes in the Fair Value of Level 3 Financial Instruments (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Change in fair value of derivative liabilities	$ 867,000	$ 867,000	$ 1,208,000
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value, beginning balance	$ 1,780,376	1,780,376
Change in fair value of derivative liabilities		867,000
Extinguishment of liability on conversion of Notes		(2,647,376)
Change in fair value of warrant liability		6,109
Extinguishment of liability on exercise of warrants		$ (6,109)
Fair value, ending balance			$ 1,780,376